STATEMENTS OF OPERATIONS (Audited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Sales:
Merchandise Sales	$ 30,366	$ 30,606	$ 60,474	$ 62,444	$ 125,386	$ 125,269
Total Income	30,366	30,606	60,474	62,444	125,386	125,269
Cost of Goods Sold:
Purchases - Resale Items	20,989	23,922	50,843	54,995	113,880	116,882
Total Cost of Goods Sold	20,989	23,922	50,843	54,995	113,880	116,882
Gross Profit	9,377	6,684	9,631	7,449	11,507	8,387
Operating Expenses:
General and administrative	1,627	16,110	3,148	16,879	21,221	7,492
Advertising & Promotion		43,100		43,100	43,100	4,232
Depreciation	72	72	144	144	289	289
Total Expenses	1,699	59,282	3,292	60,123	64,609	12,013
Income Before Income Tax	7,678	(52,598)	6,339	(52,674)	(53,102)	(3,625)
Provision for Income Tax
Net Income for Period	$ 7,678	$ (52,598)	$ 6,339	$ (52,674)	$ (53,102)	$ (3,625)
Net gain (loss) per share:
Basic and diluted	$ 0.0015	$ (0.0104)	$ 0.0012	$ (0.0104)	$ (0.0105)	$ (0.0009)
Weighted average number of shares outstanding:
Basic and diluted	5,080,000	5,080,000	5,080,000	5,080,000	5,080,000	4,000,000